Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Disclosure

	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (1) (3) ($)	Summary Compensation Table Total for Non-CEO NEOs (2) ($)	Compensation Actually Paid to Non-CEO NEOs (2) (3) ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)	Net income in 000s ($)
2024	1,635,900	(1,269,810)	733,527	538,792	(1,198.00)	(38,030)
2023 TP	434,500	568,542	377,500	380,837	(389.00)	(40,766)
2023	2,120,000	2,878,850	—	—	348.00	(39,741)
2022	2,307,167	3,965,667	—	—	200.00	(23,507)

(1)	Rick Van Nieuwenhuyse was our PEO (principal executive officer) for each year presented.
(2)	Mike Clark joined the Company in July 2023. Mr. Clark was the sole non-PEO NEO for 2023 TP and 2024.
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and
do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total, adjusted to reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEO as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO	2024 $	2023 TP $	2023 $	2022 $
Total from Summary Compensation Table (SCT)	1,635,900	434,500	2,120,000	2,307,167
- Value of stock awards and options from SCT	(1,016,100)	—	(1,478,000)	(1,566,500)
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	470,940	—	1,592,500	1,680,000
+ Change in fair value of all prior year awards that are unvested and outstanding	(2,007,350)	134,042	669,600	856,500
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	278,200	—	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	(631,400)	—	452,500	388,500
- Prior year fair value of prior year awards that failed to vest	—	—	(477,750)	—
Compensation Actually Paid	(1,269,810)	568,542	2,878,850	3,965,667

Non-CEO NEO (1)
Total from Summary Compensation Table (SCT)	733,527	377,500	—	—
- Value of stock awards and options from SCT	(382,400)	(150,000)	—	—
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	190,380	153,337	—	—
+ Change in fair value of all prior year awards that are unvested and outstanding	(65,111)	—	—	—

CEO	2024 $	2023 TP $	2023 $	2022 $
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	84,100	—	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	(21,704)	—	—	—
- Prior year fair value of prior year awards that failed to vest	—	—	—	—
Compensation Actually Paid	538,792	380,837	—	—

(1)	Mr. Clark (non-CEO NEO) joined the Company in July 2023.

Named Executive Officers, Footnote	Mike Clark joined the Company in July 2023. Mr. Clark was the sole non-PEO NEO for 2023 TP and 2024.
PEO Total Compensation Amount	$ 1,635,900	$ 2,120,000	$ 2,307,167
PEO Actually Paid Compensation Amount	$ (1,269,810)	2,878,850	3,965,667
Adjustment To PEO Compensation, Footnote
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and
do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total, adjusted to reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEO as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO	2024 $	2023 TP $	2023 $	2022 $
Total from Summary Compensation Table (SCT)	1,635,900	434,500	2,120,000	2,307,167
- Value of stock awards and options from SCT	(1,016,100)	—	(1,478,000)	(1,566,500)
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	470,940	—	1,592,500	1,680,000
+ Change in fair value of all prior year awards that are unvested and outstanding	(2,007,350)	134,042	669,600	856,500
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	278,200	—	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	(631,400)	—	452,500	388,500
- Prior year fair value of prior year awards that failed to vest	—	—	(477,750)	—
Compensation Actually Paid	(1,269,810)	568,542	2,878,850	3,965,667

Non-CEO NEO (1)
Total from Summary Compensation Table (SCT)	733,527	377,500	—	—
- Value of stock awards and options from SCT	(382,400)	(150,000)	—	—
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	190,380	153,337	—	—
+ Change in fair value of all prior year awards that are unvested and outstanding	(65,111)	—	—	—

CEO	2024 $	2023 TP $	2023 $	2022 $
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	84,100	—	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	(21,704)	—	—	—
- Prior year fair value of prior year awards that failed to vest	—	—	—	—
Compensation Actually Paid	538,792	380,837	—	—

Non-PEO NEO Average Total Compensation Amount	$ 733,527	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 538,792	0	0
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and
do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total, adjusted to reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEO as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO	2024 $	2023 TP $	2023 $	2022 $
Total from Summary Compensation Table (SCT)	1,635,900	434,500	2,120,000	2,307,167
- Value of stock awards and options from SCT	(1,016,100)	—	(1,478,000)	(1,566,500)
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	470,940	—	1,592,500	1,680,000
+ Change in fair value of all prior year awards that are unvested and outstanding	(2,007,350)	134,042	669,600	856,500
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	278,200	—	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	(631,400)	—	452,500	388,500
- Prior year fair value of prior year awards that failed to vest	—	—	(477,750)	—
Compensation Actually Paid	(1,269,810)	568,542	2,878,850	3,965,667

Non-CEO NEO (1)
Total from Summary Compensation Table (SCT)	733,527	377,500	—	—
- Value of stock awards and options from SCT	(382,400)	(150,000)	—	—
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	190,380	153,337	—	—
+ Change in fair value of all prior year awards that are unvested and outstanding	(65,111)	—	—	—

CEO	2024 $	2023 TP $	2023 $	2022 $
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	84,100	—	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	(21,704)	—	—	—
- Prior year fair value of prior year awards that failed to vest	—	—	—	—
Compensation Actually Paid	538,792	380,837	—	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Compared to TSR and Net Income
The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Van Nieuwenhuyse and the amount of “compensation actually paid” to the Company’s
Non-CEO
NEO, and the Company’s cumulative TSR over the four periods presented in the table. The Company does not use TSR as a performance measure in the overall executive compensation program.
TSR and net income are some indicators of the company’s overall performance that may im pact
the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the “
Compensation Discussion and Analysis
” for additional information.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Compared to TSR and Net Income
The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Van Nieuwenhuyse and the amount of “compensation actually paid” to the Company’s
Non-CEO
NEO, and the Company’s cumulative TSR over the four periods presented in the table. The Company does not use TSR as a performance measure in the overall executive compensation program.
TSR and net income are some indicators of the company’s overall performance that may im pact
the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the “
Compensation Discussion and Analysis
” for additional information.

Total Shareholder Return Amount	$ (1,198)	348	200
Net Income (Loss)	$ (38,030,000)	(39,741,000)	(23,507,000)
PEO Name	Rick Van Nieuwenhuyse
2023 TP
Pay vs Performance Disclosure
PEO Total Compensation Amount		434,500
PEO Actually Paid Compensation Amount		568,542
Non-PEO NEO Average Total Compensation Amount		377,500
Non-PEO NEO Average Compensation Actually Paid Amount		380,837
Total Shareholder Return Amount		(389)
Net Income (Loss)		(40,766,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,016,100)	(1,478,000)	(1,566,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,940	1,592,500	1,680,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,007,350)	669,600	856,500
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,200	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(631,400)	452,500	388,500
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(477,750)	0
PEO | 2023 TP | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 TP | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 TP | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		134,042
PEO | 2023 TP | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 TP | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | 2023 TP | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,400)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,380	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,111)	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,100	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,704)	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	$ 0
Non-PEO NEO | 2023 TP | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(150,000)
Non-PEO NEO | 2023 TP | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		153,337
Non-PEO NEO | 2023 TP | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | 2023 TP | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | 2023 TP | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | 2023 TP | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0